Basis of Presentation (Details) (Hawk Acquisition Sub, Inc. [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended
Apr. 28, 2013
Hawk Acquisition Sub, Inc. [Member]
Statement of Financial Position [Abstract]
Cash	$ 3,011,750
Other assets	125,231
Total assets	3,136,981
Notes payable	3,100,000
Other liabilities	94,889
Total liabilities	3,194,889
Shareholder's deficit	(57,908)
Total liabilities and shareholder's deficit	3,136,981
Income Statement [Abstract]
Merger related costs	19,713
Operating loss	(19,713)
Unrealized loss on derivative instrument	(65,294)
Interest Expense, net	(10,743)
Loss from continuing operations before income tax	(95,750)
Benefit from income taxes	37,842
Net loss	$ (57,908)